Short-Term Debt (Narrative) (Details) - CAD ($) $ in Millions			1 Months Ended	12 Months Ended
	Jun. 24, 2024	Jun. 17, 2024	Dec. 31, 2024	Dec. 31, 2024	Apr. 01, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Weighted average interest rate			5.05%	5.05%		5.95%
Revolving credit facility | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,151	$ 1,151		$ 401
Revolving credit facility | TEC | Florida Electric Utility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 800
Debt Instrument, Maturity Date				Dec. 17, 2026
Debt Instrument, Maturity Date Extended				Dec. 01, 2028
Revolving credit facility | NMGC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			180	$ 180		165
Revolving credit facility | TECO Finance
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			576	$ 576		529
Revolving credit facility | TECO Finance | Other Segments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 400
Debt Instrument, Maturity Date				Dec. 17, 2026
Debt Instrument, Maturity Date Extended				Dec. 01, 2028
Revolving credit facility | Peoples Gas System [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			360	$ 360		331
Revolving credit facility II | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			0	0		265
Revolving credit facility II | Emera Inc. | Other Segments [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 400	200	200
Repayments of credit facility		$ 200	200
Revolving credit facility III | TEC
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 0	$ 0		$ 265
Non-revolving term facilities | Emera Inc.
Line of Credit Facility [Line Items]
Weighted average interest rate			0.00%	0.00%		6.07%
Line of Credit Facility, Maximum Borrowing Capacity			$ 0	$ 0		$ 400
Non-revolving term facilities | Emera Inc. | Other Segments [Member]
Line of Credit Facility [Line Items]
Repayments of credit facility	$ 400
Non-revolving term loan II | Emera Inc.
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 0	$ 0		$ 400